As filed with the Securities and Exchange Commission on February 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22358

Rochdale Structured Claims Fixed Income Fund, LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, December 31, 2012 (Unaudited)

	Percentage of
Long-Term Investment:	Members' Capital	Cost	Fair Value

Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A, February 15, 2040, at value 1, 2	100.61%	$34,577,274	$34,577,274

Short-Term Investment:
Money Market Fund:
First American Government Obligations Fund, 0.02% 3	1.07	366,354	366,354

Total Investments 4	101.68%	$34,943,628	$34,943,628

1	Illiquid restricted security.
2	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.
3	7-Day yield.
4	Tax cost of investments is the same.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC
SCHEDULE OF INVESTMENTS, December 31, 2012 (Unaudited), Continued

Summary of Fair Value Exposure

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The Fund invested substantially all of its investable assets in the 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (“Note”) issued by a special purpose entity, Crescit Eundo Finance I, LLC.

The value of the collateral underlying the Note depends on a number of factors unique to the structured settlement industry. These include, but are not limited to, the nature and quality of the underlying settlements; the ratings and creditworthiness of the annuity providers who are obligated under the terms of the underlying settlements, the terms which are, in turn, subject to court orders (or acknowledgment letters in the case of owned annuities) to remit payments to entities, including
Settlement Funding, LLC, that are wholly-owned by Peach Holdings, LLC; the physical security of the documents that evidence the underlying settlements; and the extent to which the Fund may be assured that the Fund’s security interest in the collateral is properly perfected in accordance with the protections afforded secured creditors under Article 9 of the Uniform Commercial Code.

The Fund’s Board has approved fair value procedures pursuant to which the Fund will value its investment in the Note. The fair value procedures recognize that the Note is illiquid and that no market currently exists for it, save for the potential that the Advisor may be able to effect a negotiated sale of the Note held by the Fund.
The valuation shall be updated no less frequently than quarterly. These updates shall be based on various factors, as deemed appropriate by the Pricing Committee, including without limitation, the following:

(i) Comparisons with other fixed income opportunities available in the credit markets and spreads, on a risk adjusted basis such as, without limitation:
(a) Swap rates: the variable rate available in a swap contract for the fixed rate payable under the Portfolio Note;
(b) Interest Rates: the Fed Funds rate (i.e. that amount the Federal Reserve charges banks for overnight borrowing) and other prevailing interest rates in the U.S.;
(c) Credit Ratings: the weighted average rating of the Annuity Providers issuing the annuity contracts which constitute the Receivables; and
(d) Subjective Factors: relative liquidity, creditworthiness and underlying collateral.

(ii) Information obtained by the Advisor from the issuer of the Portfolio Notes relating to the financial position of such issuer and relevant affiliates;

(iii) Cash flows payable by Annuity Providers under the Transaction Related Agreements;

(iv) Credit Ratings assigned to the various Annuity Providers;

(v) The occurrence of any significant market or company specific event that may affect the issuer, its affiliates, their capital structure (as contemplated under the terms of the transaction related documents) or the structured settlement industry; and

(vi) Reported changes, if any, in the quality of the underlying collateral as a result of changes in such ratings, the creditworthiness of the issuer, its affiliates or the
Annuity Providers or specific factors that may affect the value of collateral.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments at December 31, 2012:

	Level 1	Level 2	Level 3	Total

Long-Term Investment
Fixed Rate Note	$-	$-	$34,577,274	$34,577,274

Short-Term Investment
Money Market Fund	366,354	-	-	366,354

Total Investments	$366,354	$-	$34,577,274	$34,943,628

There were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3)
during the period ended December 31, 2012:

Investment in Security
Balance, September 30, 2012	$34,984,786
Realized gain/(loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Principal payments	(407,512)
Balance, December 31, 2012	$34,577,274

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Structured Claims Fixed Income Fund, LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        2/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        2/27/2013

By (Signature and Title)    /s/ William O’Donnell
                                                William O’Donnell, Treasurer

Date        2/26/2013